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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549
                                    FORM 13F



                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2009

Check here if Amendment  [  ]; Amendment Number:  __________

This Amendment (Check only one):
                           [   ] is a restatement.
                           [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

         Name:             ALPS Advisors, Inc.
         Address:          1290 Broadway, Suite 1100
                           Denver, CO 80203

Form 13F File Number:      028-12230

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Bradley J. Swenson
Title:            Chief Compliance Officer
Phone:            303-623-2577

Signature, Place, and Date of Signing:

/s/ Bradley J. Swenson          Denver, Colorado             February 12, 2010
---------------------------   ----------------------     -----------------------
[Signature]                       [City, State]             [Date]


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Report Type (Check only one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



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List of Other Managers Reporting for this Manager:

Form 13F File Number                Name
---------------------------         --------------------------------------------
28-05690                            Matrix Asset Advisors, Inc.
28-06683                            TCW Investment Management Co.
28-03579                            Schneider Capital Management Corp.
28-04129                            M.A. Weatherbie and Co., Inc.
28-03791                            Pzena Investment Management
28-12592                            The Bank of New York Mellon
28-04557                            Wellington Management Company, LLP
28-13552                            Arrow Investment Advisors, LLC
28-13456                            GNI Capital, Inc.
28-05923                            Cornerstone Capital Management, Inc.
28-05179                            Mazama Capital Management, Inc.









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                              FORM 13F SUMMARY PAGE



Report Summary:
Number of Other Included Managers:          0
                                      ------------------------
 Form 13F Information Table Entry Total:    27
                                         ---------------------
Form 13F Information Table Value Total: $   186,709.63 (thousands)
                                        --------------------------

List of Other Included Managers:
No. Form 13F File Number Name
NONE
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
        COLUMN 1             COLUMN 2    COLUMN 3   COLUMN 4    COLUMN 5        COLUMN 6       COLUMN 7         COLUMN 8
------------------------ -------------- --------- ----------- ------------ ------------------- -------- --------------------------
                                                     VALUE       SHRS OR   SH/ PUT/ INVESTMENT  OTHER           VOTING AUTHORITY
     NAME OF ISSUER      TITLE OF CLASS   CUSIP     (x$1000)     PRN AMT   PRN CALL DISCRETION MANAGERS      SOLE      SHARED NONE
------------------------ -------------- --------- ----------- ------------ --- ---- ---------- -------- -------------- ------ ----
iShrs Barclays TIPS      ETF            464287176  $12,361.61   118,976.00 SH       DEFINED             118,976.00
iShares S&P 500          ETF            464287200  $53,543.67   479,739.00 SH       DEFINED             479,739.00
iShares MSCI EAFE        ETF            464287465  $23,002.64   415,961.00 SH       DEFINED             415,961.00
Leucadia National Co     Common Stock   527288104   $4,094.26   172,100.00 SH       DEFINED             172,100.00
MVC Capital Inc          Common Stock   553829102   $2,096.86   177,700.00 SH       DEFINED             177,700.00
Vngrd Short-Term Bnd     ETF            921937827  $15,381.05   193,375.00 SH       DEFINED             193,375.00
Vngrd Total Bond Mkt     ETF            921937835  $30,445.53   387,397.00 SH       DEFINED             387,397.00
Vngrd Emerging Mkt       ETF            922042858   $4,490.73   109,530.00 SH       DEFINED             109,530.00
Vngrd REIT               ETF            922908553   $6,947.85   155,294.00 SH       DEFINED             155,294.00
Vngrd Small-Cap          ETF            922908751   $8,967.07   156,357.00 SH       DEFINED             156,357.00
Internet Capital         Common Stock   46059C205   $1,455.36   218,851.00 SH       DEFINED             218,851.00
iShares S&P GSCI         ETF            46428R107   $5,666.86   178,091.00 SH       DEFINED             178,091.00
Prospect Energy Corp     Common Stock   74348T102   $1,825.83   154,600.00 SH       DEFINED             154,600.00
AMEX BASIC INDUSTRIES
 SPD                     ETF            81369Y100   $1,588.36    48,132.00 SH       DEFINED              48,132.00
SPDR-HEALTH CARE         ETF            81369Y209   $1,539.73    49,541.00 SH       DEFINED              49,541.00
SPDR-CONS STAPLE         ETF            81369Y308   $1,555.59    58,768.00 SH       DEFINED              58,768.00
SPDR-CONS DISCRE         ETF            81369Y407   $1,550.15    52,071.00 SH       DEFINED              52,071.00
AMEX ENERGY SELECT
 SPDR                    ETF            81369Y506   $1,564.47    27,442.00 SH       DEFINED              27,442.00
FINANCIAL SELECT
 SECTOR S                ETF            81369Y605   $1,559.24   108,356.00 SH       DEFINED             108,356.00
SPDR-INDU SELECT         ETF            81369Y704   $1,538.07    55,346.00 SH       DEFINED              55,346.00
TECHNOLOGY SELECT
 SPDR                    ETF            81369Y803   $1,577.66    68,984.00 SH       DEFINED              68,984.00
SPDR-UTIL SELECT         ETF            81369Y886   $1,526.44    49,240.00 SH       DEFINED              49,240.00
INFOSYS TECH-ADR         Common Stock   456788108     $662.47    11,986.00 SH       DEFINED              11,986.00
ICICI BANK LTD-SPON
 ADR                     Common Stock   45104G104     $477.14    12,653.00 SH       DEFINED              12,653.00
ECOPETROL SA SPON.
 ADR                     Common Stock   279158109     $346.02    14,310.00 SH       DEFINED              14,310.00
Suntech Power Holdings
 Co                      Common Stock   86800C104     $308.04    18,523.00 SH       DEFINED              18,523.00
STERLITE INDUSTRIES -
 ADR                     Common Stock   859737207     $636.93    34,958.00 SH       DEFINED              34,958.00
                                                  $186,709.63 3,528,281.00                            3,528,281.00